SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of Change in Non-cash Working Capital Items (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Inventories	$ 4,743,987	$ (30,623,348)	$ 12,259,601	$ (38,210,464)
Accounts receivable	22,952,280	7,443,389	13,505,790	(17,952,562)
Prepaid expenses	1,656,300	537,926	(595,940)	(168,105)
Trade and other payables	(8,183,278)	29,616,003	(18,925,061)	40,088,716
Deferred revenue and other deferred liabilities	(1,477,633)	80,752	(7,683,708)	80,752
Net change in non-cash working capital items	19,691,656	7,054,722	(1,439,318)	(16,161,663)
Payables, acquisition of intangible assets	862,241	630,775	862,241	630,775	$ 1,111,914	$ 634,331	$ 665,590	$ 4,757,926
Payables, acquisition of property, plant and equipment	$ 7,758,536	$ 13,541,507	$ 7,758,536	$ 13,541,507	$ 8,197,410	$ 11,750,398	$ 11,966,566	$ 16,229,912